Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) - Senior Secured Notes [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014
Line of Credit Facility [Line Items]
Maximum borrowing outstanding during the year	$ 86,450	$ 93,184
Average outstanding balance during the year	$ 73,207	$ 78,164
Weighted average interest rate for the year	3.30%	3.40%
Effective interest rate at year-end	3.20%	3.30%